Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Customer trade receivables	$ 62,974	$ 52,188
Other receivables	9,092	8,853
Income tax receivable	475	717
Due from related parties	272	122
Allowance for doubtful accounts	(5,863)	(4,762)
Accounts receivable, net	$ 66,950	$ 57,118